Related Party Transactions (As Restated) (Details) - USD ($)			9 Months Ended
	Aug. 15, 2024	Apr. 08, 2024	Sep. 30, 2025	Dec. 31, 2024	Aug. 19, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Public price (in Dollars per share)				$ 52.06		$ 51.12
HCM II Acquisition Corp
Related Party Transaction [Line Items]
Price per share (in Dollars per share)				0.0001
Public price (in Dollars per share)			$ 10.05	$ 10.05
Trading day period			20 days	20 days
Trading period of commencing			30 days	30 days
Business days			150 days	150 days
Incurred amount	$ 15,000		$ 17,500	$ 62,500
Working capital loans				$ 1,500,000
Business Combination [Member] | HCM II Acquisition Corp
Related Party Transaction [Line Items]
After completion initial Business Combination				30 days
Business Combination entity price				$ 1
Founder Shares [Member] | HCM II Acquisition Corp
Related Party Transaction [Line Items]
Issuance of Series A-1 preferred shares for cash (in shares)		5,750,000
Forfeiture shares		750,000
Subject to forfeiture shares		750,000
Sponsors [Member] | HCM II Acquisition Corp
Related Party Transaction [Line Items]
Issuance of Series A-1 preferred shares for cash (in shares)		25,000
Price per share (in Dollars per share)		$ 0.004
Common Class A [Member]
Related Party Transaction [Line Items]
Price per share (in Dollars per share)				0.0001
Common Class A [Member] | HCM II Acquisition Corp
Related Party Transaction [Line Items]
After completion initial Business Combination			1 year
Public price (in Dollars per share)			$ 12	$ 12
Common Class A [Member] | Business Combination [Member] | HCM II Acquisition Corp
Related Party Transaction [Line Items]
After completion initial Business Combination				1 year
Initial Public Offering [Member] | HCM II Acquisition Corp
Related Party Transaction [Line Items]
Price per share (in Dollars per share)					$ 10
Initial Public Offering [Member] | Convertible Notes - Related Party | HCM II Acquisition Corp
Related Party Transaction [Line Items]
Loan expenses			$ 300,000	$ 300,000
Initial Public Offering [Member] | Common Class A [Member] | HCM II Acquisition Corp
Related Party Transaction [Line Items]
Price per share (in Dollars per share)				$ 10	$ 10